THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 79.3%
	Shares	Value
Australia — 0.3%
Energy — 0.0%
Deep Yellow *	21,982	$20,305
Paladin Energy *	3,447	22,787
		43,092
Industrials — 0.0%
Silex Systems *	6,318	20,261
Materials — 0.3%
BHP Group	4,701	198,150
Sandfire Resources *	8,183	108,321
		306,471
Total Australia		369,824

Austria — 0.1%
Financials — 0.1%
Erste Group Bank	886	115,820
Raiffeisen Bank International	282	19,362
		135,182
Utilities — 0.0%
Verbund	489	33,565
Total Austria		168,747

Belgium — 0.2%
Financials — 0.1%
KBC Group	762	109,620
Health Care — 0.1%
UCB	461	118,331
Utilities — 0.0%
Elia Group, Cl B	207	29,660
Total Belgium		257,611

Brazil — 0.1%
Consumer Discretionary — 0.0%
Smartfit Escola de Ginastica e Danca	12,573	48,837
Consumer Staples — 0.1%
Raia Drogasil	16,873	61,845
Total Brazil		110,682

Canada — 0.9%
Energy — 0.1%
Cameco	238	20,540

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Canada — continued
Energy — continued
Denison Mines *	7,569	$21,327
Energy Fuels *	1,637	18,754
NexGen Energy *	2,392	21,875
		82,496
Industrials — 0.0%
Aecon Group	826	26,650
Information Technology — 0.0%
Celestica *	39	12,926
Materials — 0.8%
Capstone Copper *	9,828	93,313
ERO Copper *	1,665	44,706
First Quantum Minerals *	5,937	164,577
Hudbay Minerals	7,189	163,129
Ivanhoe Mines, Cl A *	11,133	79,972
Lundin Mining, Cl Common Subs. Receipt	8,061	199,591
NGEx Minerals *	2,318	41,421
Teck Resources, Cl B	2,794	168,136
		954,845
Total Canada		1,076,917

Chile — 0.2%
Materials — 0.2%
Antofagasta PLC	3,434	171,152
Sociedad Quimica y Minera de Chile ADR	1,431	95,963
		267,115
Total Chile		267,115

China — 3.4%
Communication Services — 0.4%
Tencent Holdings	7,984	487,846
Consumer Discretionary — 0.8%
Alibaba Group Holding	13,714	208,911
BYD, Cl A	300	4,256
Geely Automobile Holdings	73,225	185,482
Gree Electric Appliances of Zhuhai, Cl A	4,400	27,581
SAIC Motor, Cl A	4,200	7,045
Sailun Group, Cl A	5,300	11,120
TAL Education Group ADR *	14,821	185,262
Weifu High-Technology Group, Cl A	8,100	21,496

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
China — continued
Consumer Discretionary — continued
Yum China Holdings	6,005	$289,321
		940,474
Consumer Staples — 0.3%
Fujian Sunner Development, Cl A	10,500	25,997
Guangdong Haid Group, Cl A	4,200	30,795
Inner Mongolia Yili Industrial Group, Cl A	5,700	22,870
Kweichow Moutai, Cl A	100	19,995
Wellhope Foods, Cl A *	10,100	9,382
Yifeng Pharmacy Chain, Cl A	67,400	226,996
		336,035
Energy — 0.0%
Yantai Jereh Oilfield Services Group, Cl A	1,100	21,945
Financials — 0.4%
Agricultural Bank of China, Cl A	44,800	45,809
China Construction Bank, Cl H	289,842	340,108
China Everbright Bank, Cl H	69,000	28,064
China Minsheng Banking, Cl A	30,200	16,201
Guotai Haitong Securities, Cl H	5,000	9,527
Industrial & Commercial Bank of China, Cl A	26,200	31,018
Industrial Bank, Cl A	12,700	35,555
Ping An Insurance Group of China, Cl A	1,700	13,809
		520,091
Health Care — 0.0%
Guangxi LiuYao Group, Cl A	4,000	9,346
Huadong Medicine, Cl A	5,100	22,016
Jiangsu Hengrui Pharmaceuticals, Cl A	2,800	22,428
WuXi AppTec, Cl A	500	9,509
		63,299
Industrials — 0.8%
Beijing Career International, Cl A	5,000	14,938
China State Construction Engineering, Cl A	39,800	27,728
Contemporary Amperex Technology, Cl A	4,600	269,674
Guangxi Liugong Machinery, Cl A	9,800	12,735
Han's Laser Technology Industry Group, Cl A	12,013	150,551
Jiangsu Zhongtian Technology, Cl A	7,700	32,418
Ningbo Orient Wires & Cables, Cl A	1,560	9,507
Sieyuan Electric, Cl A	2,200	50,993
Sungrow Power Supply, Cl A	15,510	238,516
Sunwoda Electronic, Cl A	4,800	13,549

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
China — continued
Industrials — continued
Suzhou Gold Mantis Construction Decoration, Cl A	18,000	$9,943
YTO Express Group, Cl A	12,200	34,079
Yutong Bus, Cl A	10,900	52,017
Zhejiang Sanhua Intelligent Controls, Cl A	4,200	23,342
		939,990
Information Technology — 0.4%
Huaqin, Cl A	1,680	20,211
LONGi Green Energy Technology, Cl A *	6,700	12,890
Luxshare Precision Industry, Cl A	5,300	45,165
Nantong Jianghai Capacitor, Cl A	4,200	36,461
NAURA Technology Group, Cl A	400	40,637
Xiaomi, Cl B *	36,971	135,664
Zhejiang Dahua Technology, Cl A	6,400	15,834
Zhongji Innolight, Cl A	1,300	173,115
		479,977
Materials — 0.3%
Anhui Conch Cement, Cl A	5,800	15,951
Baoshan Iron & Steel, Cl A	23,500	21,345
China Gold International Resources	4,200	94,820
China Hongqiao Group	5,000	15,733
Jiangxi Copper, Cl H	20,000	89,988
MMG *	72,000	77,270
Wanhua Chemical Group, Cl A	1,600	17,638
Zijin Mining Group, Cl A	4,400	21,528
		354,273
Utilities — 0.0%
SDIC Power Holdings, Cl A	2,000	4,521
Total China		4,148,451

Czech Republic — 0.0%
Industrials — 0.0%
CSG *	478	9,146
Denmark — 0.3%
Financials — 0.1%
Danske Bank	1,656	95,303
Industrials — 0.2%
DSV	1,017	219,795
ISS	447	19,812

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Denmark — continued
Industrials — continued
Vestas Wind Systems	1,716	$46,190
		285,797
Utilities — 0.0%
Orsted *	2,191	48,849
Total Denmark		429,949

Finland — 0.2%
Financials — 0.1%
Nordea Bank Abp	7,664	154,684
Industrials — 0.0%
Kone, Cl B	193	11,135
Wartsila Abp	274	9,292
		20,427
Information Technology — 0.0%
Nokia ADR	1,006	9,195
Utilities — 0.1%
Fortum	2,506	56,971
Total Finland		241,277

France — 1.6%
Financials — 0.4%
BNP Paribas	2,347	298,230
Societe Generale	1,656	155,659
		453,889
Health Care — 0.0%
EssilorLuxottica	107	20,258
Eurofins Scientific	213	16,797
		37,055
Industrials — 1.1%
Airbus	949	222,786
Alstom *	969	17,952
Cie de Saint-Gobain	2,879	270,589
Dassault Aviation	37	12,782
Legrand	884	134,394
Nexans	387	58,948
Rexel	404	16,764
Safran	465	182,736
Schneider Electric	538	180,760
SPIE	285	15,328
Thales	166	47,257

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
France — continued
Industrials — continued
Vinci	935	$132,015
		1,292,311
Information Technology — 0.1%
Dassault Systemes	3,620	84,219
Utilities — 0.0%
Engie	1,024	31,919
Veolia Environnement	769	30,601
		62,520
Total France		1,929,994

Germany — 1.7%
Communication Services — 0.1%
CTS Eventim & KGaA	160	10,795
Deutsche Telekom	1,776	54,809
Freenet	315	8,852
Scout24	270	23,148
Stroeer & KGaA	56	2,564
United Internet	170	4,644
		104,812
Consumer Discretionary — 0.0%
Zalando *	479	15,623
Financials — 0.3%
Deutsche Bank	4,469	164,486
Deutsche Boerse	937	282,240
		446,726
Health Care — 0.0%
Carl Zeiss Meditec	185	6,519
Fresenius & KGaA	412	21,176
		27,695
Industrials — 0.7%
Brenntag	193	13,610
Daimler Truck Holding	769	43,495
Deutsche Lufthansa	3,166	33,221
Deutsche Post	2,064	137,879
Fraport Frankfurt Airport Services Worldwide	237	18,515
GEA Group	229	16,269
Hensoldt	467	42,898
Knorr-Bremse	121	14,391
MTU Aero Engines	97	40,670

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Germany — continued
Industrials — continued
Nordex *	255	$11,393
Rational	8	6,229
RENK Group	329	18,258
Rheinmetall	120	158,634
Siemens	607	198,881
Siemens Energy	633	108,144
Tkms KGaA *	98	9,336
		871,823
Information Technology — 0.1%
Bechtle	234	9,799
Infineon Technologies	236	16,936
SAP	606	111,077
		137,812
Materials — 0.2%
Aurubis	531	111,734
BASF	638	37,038
Heidelberg Materials	146	27,180
thyssenkrupp	2,369	33,244
		209,196
Real Estate — 0.1%
Aroundtown	2,660	6,691
LEG Immobilien	485	29,119
TAG Immobilien	652	10,419
Vonovia	2,089	50,680
		96,909
Utilities — 0.2%
E.ON	5,845	125,920
RWE	1,590	104,595
		230,515
Total Germany		2,141,111

Greece — 0.2%
Financials — 0.2%
Piraeus Bank	23,714	276,602
Hungary — 0.4%
Financials — 0.2%
OTP Bank Nyrt	1,944	287,988

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Hungary — continued
Health Care — 0.2%
Richter Gedeon Nyrt	5,015	$186,855
Total Hungary		474,843

India — 2.6%
Consumer Discretionary — 0.3%
Crizac	11,000	22,484
Indian Hotels, Cl A	20,882	161,645
Mahindra & Mahindra	6,672	237,574
		421,703
Consumer Staples — 0.1%
Chaman Lal Setia Exports	2,800	8,375
Dodla Dairy	2,270	24,765
Emami	13,100	54,652
Honasa Consumer *	6,582	30,977
		118,769
Energy — 0.1%
Reliance Industries	9,857	134,957
Financials — 1.2%
Angel One	62,357	194,648
Bajaj Finance	6,900	82,485
Bank of Baroda	69,192	175,870
Bank of India	76,700	110,816
General Insurance Corp of India	7,000	26,162
HDFC Bank	17,400	136,273
ICICI Bank ADR	3,500	104,965
ICICI Bank	18,568	279,061
Indian Bank	22,900	200,615
Indian Energy Exchange	8,000	11,084
Punjab National Bank	46,400	54,780
Union Bank of India	68,500	122,913
		1,499,672
Health Care — 0.2%
Caplin Point Laboratories	1,700	44,839
Gland Pharma	2,450	64,261
Granules India	1,800	15,557
Orchid Pharma *	550	5,681
Sun Pharmaceutical Industries	1,650	34,403
Zydus Lifesciences	3,967	46,837
		211,578

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
India — continued
Industrials — 0.4%
AIA Engineering	1,016	$48,873
Bharat Electronics	12,300	49,992
CMS Info Systems	13,900	38,425
eClerx Services	800	15,484
Elecon Engineering	5,200	22,830
InterGlobe Aviation	200	10,830
Jamna Auto Industries	54,000	74,210
KSB	2,800	25,117
Polycab India	1,100	104,929
Shakti Pumps India	5,000	27,250
Transformers & Rectifiers India *	6,500	20,153
Transport Corp of India	2,700	26,333
Updater Services *	5,223	11,117
		475,543
Information Technology — 0.2%
Infosys ADR	6,000	72,180
PG Electroplast	6,800	43,675
Tata Consultancy Services	1,900	47,138
WAAREE Energies	3,900	109,391
		272,384
Materials — 0.1%
Dhanuka Agritech	1,961	21,006
GHCL	2,000	9,184
Shree Cement	150	40,955
		71,145
Utilities — 0.0%
NHPC	31,500	25,989
Total India		3,231,740

Ireland — 0.2%
Consumer Staples — 0.2%
Kerry Group PLC, Cl A	2,537	242,206
Israel — 0.0%
Information Technology — 0.0%
Check Point Software Technologies *	494	62,802
Italy — 0.8%
Financials — 0.6%
Banco BPM	1,513	27,624

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Italy — continued
Financials — continued
BPER Banca SPA	1,617	$26,275
Intesa Sanpaolo	35,396	267,569
UniCredit	3,315	312,644
Unipol Assicurazioni	548	17,147
		651,259
Industrials — 0.1%
Iveco Group	491	7,873
Leonardo	779	49,649
Prysmian	488	67,341
		124,863
Materials — 0.0%
Buzzi	254	12,049
Utilities — 0.1%
Enel	2,794	31,554
Italgas	4,486	46,278
Snam	4,314	29,252
Terna - Rete Elettrica Nazionale	2,690	30,839
		137,923
Total Italy		926,094

Japan — 7.2%
Communication Services — 0.4%
NTT	351,100	336,534
SKY Perfect JSAT	10,400	135,465
		471,999
Consumer Discretionary — 1.1%
GS Yuasa	5,300	178,487
Pan Pacific International Holdings	25,800	146,298
Saizeriya	2,200	109,159
Sanrio	13,700	109,571
Sony Group	11,000	257,058
Suzuki Motor	8,400	109,650
Toyota Motor	19,900	376,601
Treasure Factory	5,400	70,554
Yonex	3,000	48,815
		1,406,193
Consumer Staples — 0.6%
Ajinomoto	5,900	181,946
FUJI OIL CO	5,400	134,538

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Japan — continued
Consumer Staples — continued
Kobe Bussan	3,600	$62,941
Morinaga Milk Industry	18,800	140,730
Rohto Pharmaceutical	4,000	59,905
Toyo Suisan Kaisha	1,700	110,305
		690,365
Financials — 1.1%
Daiichi Life Group	18,600	224,267
M&A Capital Partners	2,800	67,910
Mitsubishi UFJ Financial Group	21,000	469,067
Sumitomo Mitsui Financial Group	8,300	356,642
Yokohama Financial Group	17,100	194,646
		1,312,532
Health Care — 0.3%
Chugai Pharmaceutical	5,224	226,676
JCR Pharmaceuticals	10,100	30,204
JMDC	4,100	80,058
Sawai Group Holdings	6,200	64,042
		400,980
Industrials — 1.3%
Fuji Electric	1,500	130,904
Fujikura	2,000	50,753
Hitachi	13,132	430,343
ITOCHU	32,000	401,587
Kanematsu	7,500	97,898
Kurita Water Industries	2,400	128,970
MINEBEA MITSUMI	5,000	113,871
Mitsubishi Heavy Industries	1,100	25,698
Raito Kogyo	2,500	58,900
Takasago Thermal Engineering	6,600	174,783
		1,613,707
Information Technology — 1.7%
Advantest	1,100	217,340
FUJIFILM Holdings	5,300	124,760
Keyence	1,080	541,714
Kioxia Holdings *	100	27,874
Maruwa	400	135,442
Meiko Electronics	700	87,927
Micronics Japan	1,200	97,851
Murata Manufacturing	4,736	215,793

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Japan — continued
Information Technology — continued
NEC	10,100	$300,158
Nomura Research Institute	4,100	121,293
Rohm	4,400	116,673
Tokyo Electron	100	33,434
Trend Micro	700	28,204
		2,048,463
Materials — 0.5%
Mitsubishi Gas Chemical	3,900	100,738
Mitsubishi Materials	1,500	38,932
Oji Holdings	21,600	118,774
Osaka Soda	11,600	127,016
Shin-Etsu Chemical	3,500	124,775
Sumitomo Metal Mining	2,900	145,770
		656,005
Real Estate — 0.2%
Mitsui Fudosan	21,600	210,415
Total Japan		8,810,659

Mexico — 0.3%
Financials — 0.2%
Gentera	71,988	167,132
Materials — 0.1%
Cemex	132,671	157,340
Total Mexico		324,472

Netherlands — 0.8%
Financials — 0.3%
ABN AMRO Bank GDR	1,408	63,695
Adyen *	66	67,136
ING Groep	7,071	248,486
		379,317
Health Care — 0.1%
Argenx ADR *	167	142,588
Koninklijke Philips	506	13,332
		155,920
Industrials — 0.0%
Wolters Kluwer	115	9,028
Information Technology — 0.4%
ASM International	248	229,685
ASML Holding	79	130,188

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Netherlands — continued
Information Technology — continued
BE Semiconductor Industries	357	$81,867
Nebius Group, Cl A *	330	62,835
		504,575
Total Netherlands		1,048,840

Norway — 0.1%
Financials — 0.1%
DNB Bank	2,243	72,222
Industrials — 0.0%
Kongsberg Gruppen	851	26,520
Kongsberg Maritime *	837	4,707
		31,227
Total Norway		103,449

Poland — 0.2%
Materials — 0.2%
KGHM Polska Miedz	2,316	191,983
Portugal — 0.3%
Energy — 0.2%
Galp Energia SGPS	10,341	234,850
Financials — 0.0%
Banco Comercial Portugues, Cl R	17,590	21,673
Utilities — 0.1%
EDP	6,265	32,261
EDP Renewables	2,045	31,732
		63,993
Total Portugal		320,516

South Africa — 0.3%
Financials — 0.2%
FirstRand	52,467	313,783
Materials — 0.1%
Gold Fields	3,520	113,671
Total South Africa		427,454

South Korea — 1.9%
Financials — 0.2%
Woori Financial Group	10,286	238,114
Industrials — 0.1%
Daewoo Engineering & Construction *	1,589	13,634

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
South Korea — continued
Industrials — continued
Doosan Enerbility *	382	$17,507
GS Engineering & Construction	1,338	21,269
HD Hyundai Electric	82	37,919
Hyundai Engineering & Construction	283	18,337
KEPCO Engineering & Construction	291	17,794
Samsung C&T	80	18,637
		145,097
Information Technology — 1.6%
Samsung Electro-Mechanics	14	10,698
Samsung Electronics	6,515	1,133,968
SK hynix	662	751,804
		1,896,470
Total South Korea		2,279,681

Spain — 1.0%
Financials — 0.8%
Banco Bilbao Vizcaya Argentaria	13,526	379,160
Banco Santander	34,978	497,467
CaixaBank	9,259	134,499
Unicaja Banco	3,561	13,693
		1,024,819
Industrials — 0.1%
ACS Actividades de Construccion y Servicios	96	12,237
Aena SME	452	13,934
Ferrovial	290	18,997
		45,168
Information Technology — 0.0%
Indra Sistemas	370	24,326
Utilities — 0.1%
Acciona	105	28,880
Endesa	732	35,645
Iberdrola	1,334	31,687
Naturgy Energy Group	959	31,992
Redeia	1,825	32,187
		160,391
Total Spain		1,254,704

Sweden — 0.6%
Financials — 0.3%
Investor, Cl B	4,437	191,669

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Sweden — continued
Financials — continued
Skandinaviska Enskilda Banken, Cl A	3,792	$88,856
Swedbank, Cl A	2,128	85,120
		365,645
Industrials — 0.2%
Alfa Laval	157	9,291
Assa Abloy, Cl B	548	20,334
Atlas Copco, Cl B	2,516	46,489
Epiroc, Cl A	377	9,665
Saab, Cl B	625	39,274
Sandvik	606	22,661
Trelleborg, Cl B	252	11,202
Volvo, Cl B	924	35,345
		194,261
Materials — 0.1%
Boliden	2,648	133,241
Total Sweden		693,147

Switzerland — 0.9%
Consumer Staples — 0.1%
Nestle	1,058	105,748
Financials — 0.5%
Partners Group Holding	58	48,345
Swiss Life Holding	72	84,960
UBS Group	7,665	405,154
		538,459
Industrials — 0.3%
ABB	3,474	342,741
Geberit	48	31,627
SGS	95	11,257
VAT Group	14	10,479
		396,104
Utilities — 0.0%
BKW	184	30,397
Total Switzerland		1,070,708

Taiwan — 2.2%
Information Technology — 2.2%
Asustek Computer	6,191	153,614
Delta Electronics	3,000	147,593
Hon Hai Precision Industry	49,227	375,947

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
Taiwan — continued
Information Technology — continued
MediaTek	3,613	$384,885
Silicon Motion Technology ADR	77	19,527
Taiwan Semiconductor Manufacturing	17,778	1,314,955
Wiwynn	2,041	332,290
		2,728,811
Total Taiwan		2,728,811

United Kingdom — 4.0%
Consumer Discretionary — 0.0%
Coats Group PLC	31,353	33,977
Next PLC	121	24,231
		58,208
Consumer Staples — 0.1%
Tesco PLC	10,005	65,854
Energy — 0.0%
Yellow Cake PLC *	3,428	25,411
Financials — 1.7%
3i Group PLC	2,618	100,787
Aviva PLC	7,681	71,888
Barclays PLC	32,136	220,887
HSBC Holdings PLC	41,091	875,042
Lloyds Banking Group PLC	143,958	222,503
London Stock Exchange Group PLC	1,307	147,027
NatWest Group PLC	19,203	181,134
Prudential PLC	6,584	98,948
Standard Chartered PLC	5,397	159,576
		2,077,792
Health Care — 0.0%
Smith & Nephew PLC	1,057	16,535
Industrials — 0.8%
BAE Systems PLC	5,315	150,463
Experian PLC	484	18,261
Melrose Industries PLC	2,282	14,037
RELX PLC	953	33,519
Rentokil Initial PLC	1,421	6,544
Rolls-Royce Holdings PLC	9,588	191,277
Smiths Group PLC	693	24,747
Spirax Group PLC	1,920	180,013
Sunbelt Rentals Holdings	236	16,908

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United Kingdom — continued
Industrials — continued
Weir Group PLC	10,608	$378,464
		1,014,233
Information Technology — 0.1%
ARM Holdings PLC ADR *	296	70,948
Halma PLC	468	22,360
		93,308
Materials — 0.2%
Glencore PLC	25,892	190,703
Real Estate — 1.0%
British Land PLC ‡	33,614	200,999
Grainger PLC ‡	20,914	49,352
Hammerson PLC ‡	14,222	73,599
Land Securities Group PLC ‡	20,292	193,279
LondonMetric Property PLC ‡	52,224	138,059
Safestore Holdings PLC ‡	6,337	52,862
Savills PLC	4,981	61,761
Segro PLC ‡	15,522	202,759
Shaftesbury Capital PLC ‡	33,354	64,642
Supermarket Income Reit PLC ‡	40,887	47,490
Tritax Big Box PLC ‡	41,183	94,684
UNITE Group PLC ‡	9,479	68,857
		1,248,343
Utilities — 0.1%
Centrica PLC	13,376	27,913
National Grid PLC	1,965	31,451
Severn Trent PLC	823	33,376
SSE PLC	1,014	32,036
United Utilities Group PLC	1,842	34,306
		159,082
Total United Kingdom		4,949,469

United States — 46.3%
Communication Services — 3.9%
Alphabet, Cl A	9,322	3,319,844
AppLovin, Cl A *	260	102,934
AT&T	1,439	33,457
Comcast, Cl A	1,245	29,830
Electronic Arts	86	18,048
Meta Platforms, Cl A	2,039	1,135,132

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — continued
Communication Services — continued
Netflix *	761	$54,571
Omnicom Group	333	26,207
Take-Two Interactive Software *	82	19,920
T-Mobile US	84	14,508
Verizon Communications	845	39,554
Walt Disney	480	46,171
		4,840,176
Consumer Discretionary — 3.2%
Amazon.com *	8,934	2,426,296
Aramark	2,383	135,759
DR Horton	154	22,031
Ford Motor	1,834	26,923
General Motors	353	31,368
Hasbro	450	42,273
Home Depot	198	65,728
Lowe's	1,261	262,048
McDonald's	112	30,312
NIKE, Cl B	432	18,019
PulteGroup	189	23,903
Service International	241	20,772
Starbucks	635	66,834
Tesla *	2,112	657,276
TJX	145	22,814
Ulta Beauty *	33	16,923
Williams-Sonoma	306	69,970
		3,939,249
Consumer Staples — 0.7%
Altria Group	362	24,735
Casey's General Stores	23	20,033
Church & Dwight	270	26,679
Coca-Cola	272	23,824
Colgate-Palmolive	757	69,114
Costco Wholesale	119	113,275
Dollar General	156	19,820
Keurig Dr Pepper	670	20,850
Molson Coors Beverage, Cl B	430	17,871
Mondelez International, Cl A	413	25,734
PepsiCo	242	33,773
Philip Morris International	335	63,925

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — continued
Consumer Staples — continued
Procter & Gamble	426	$61,553
Target	644	93,052
US Foods Holding *	232	23,337
Walmart	1,458	162,130
		799,705
Energy — 0.5%
Baker Hughes, Cl A	411	24,861
Centrus Energy, Cl A *	146	25,832
Chevron	415	81,684
ConocoPhillips	396	47,710
Diamondback Energy	125	25,369
EOG Resources	224	33,307
Expand Energy	803	75,506
ExxonMobil Holdings	920	143,005
Kinder Morgan	715	23,009
Marathon Petroleum	105	33,229
ONEOK	268	24,337
Ovintiv	393	24,547
SLB	534	26,481
Uranium Energy *	2,180	20,928
Williams	338	24,180
		633,985
Financials — 7.9%
American Express	101	33,961
American International Group	660	51,863
Bank of America	30,847	1,910,972
Bank of New York Mellon	516	80,666
Berkshire Hathaway, Cl B *	364	186,201
Blackrock	45	49,068
Brown & Brown	377	26,541
Capital One Financial	209	43,683
Charles Schwab	392	41,254
Chubb	74	25,950
Citigroup	6,206	821,985
Citizens Financial Group	1,105	79,173
CME Group, Cl A	536	143,535
Fidelity National Information Services	458	20,505
Fifth Third Bancorp	628	35,482
Franklin Resources	2,294	77,675

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — continued
Financials — continued
Global Payments	761	$63,985
Goldman Sachs Group	74	75,360
Intercontinental Exchange	438	66,786
JPMorgan Chase	7,208	2,535,702
KeyCorp	1,361	30,745
Klarna Group PLC *	1,583	29,982
Marsh & McLennan	188	35,662
Mastercard, Cl A	148	84,819
Morgan Stanley	8,120	1,708,610
Northern Trust	237	43,179
PNC Financial Services Group	271	67,715
Progressive	164	34,673
Robinhood Markets, Cl A *	214	18,524
Rocket, Cl A *	2,096	27,038
S&P Global	97	39,957
State Street	214	39,410
Travelers	92	34,441
Truist Financial	595	30,845
Unum Group	249	21,441
US Bancorp	649	40,894
Visa, Cl A	307	112,402
W R Berkley	334	24,228
Wells Fargo	10,725	927,176
		9,722,088
Health Care — 1.5%
Abbott Laboratories	392	41,434
AbbVie	318	79,799
Agilent Technologies	204	28,227
Alnylam Pharmaceuticals *	324	66,588
Boston Scientific *	446	20,842
Bristol-Myers Squibb	493	32,198
Cardinal Health	452	103,974
Cigna Group	89	24,835
CVS Health	353	36,864
Danaher	203	39,581
Edwards Lifesciences *	264	22,722
Elevance Health	83	31,195
Eli Lilly	140	160,838
Gilead Sciences	265	34,505
Guardant Health *	122	19,763

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — continued
Health Care — continued
HCA Healthcare	138	$55,557
IQVIA Holdings *	107	25,147
Johnson & Johnson	446	114,332
McKesson	35	29,967
Medtronic PLC	350	29,887
Merck	595	77,469
Pfizer	1,670	41,767
Quest Diagnostics	103	24,000
Regeneron Pharmaceuticals	42	32,030
ResMed	91	19,199
Stryker	75	24,428
Tenet Healthcare *	183	46,625
Thermo Fisher Scientific	428	245,800
UnitedHealth Group	460	190,624
Veeva Systems, Cl A *	474	96,592
		1,796,789
Industrials — 6.2%
3M	157	27,676
AAON	170	15,140
AerCap Holdings	98	14,788
AMETEK	560	135,358
ATI *	549	102,905
Automatic Data Processing	566	150,816
Bloom Energy, Cl A *	220	45,278
Boeing *	163	35,231
BWX Technologies	126	21,256
Carrier Global	2,842	175,664
Caterpillar	468	381,331
CH Robinson Worldwide	401	59,240
CNH Industrial	5,199	53,290
Comfort Systems USA	84	145,294
CSX	3,436	173,174
Cummins	258	163,624
Deere	120	71,120
Delta Air Lines	383	33,490
Eaton PLC	1,195	496,164
EMCOR Group	96	76,553
Emerson Electric	1,021	152,966
Fastenal	2,187	104,342
FedEx	219	67,321

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — continued
Industrials — continued
Ferguson Enterprises	94	$22,027
Fortive	445	26,348
GE Vernova	57	56,447
General Dynamics	63	24,155
General Electric	189	68,053
Graco	429	34,054
Honeywell Aerospace *	410	84,763
Honeywell International	1,310	318,396
Hubbell, Cl B	341	161,140
Ingersoll Rand	1,367	113,980
Jacobs Solutions	803	108,349
JB Hunt Transport Services	196	53,263
Johnson Controls International PLC	327	47,958
KBR	610	22,332
L3Harris Technologies	68	18,840
Legence, Cl A *	231	14,768
Leidos Holdings	175	20,230
Lockheed Martin	32	18,648
MasTec *	656	172,594
Mobility Global, Cl W *	97	1,977
Modine Manufacturing *	68	13,672
MYR Group *	41	13,662
NANO Nuclear Energy *	950	15,115
Norfolk Southern	362	121,444
Northrop Grumman	34	18,444
NuScale Power *	2,379	20,031
nVent Electric PLC	474	72,915
Old Dominion Freight Line	619	131,315
Owens Corning	136	18,890
PACCAR	1,083	143,692
Parker-Hannifin	184	179,682
Paychex	1,012	118,242
Quanta Services	399	266,277
Rockwell Automation	260	124,821
RTX	1,337	287,749
Ryder System	94	24,103
Saia *	123	42,759
SPX Technologies *	397	87,189
Trane Technologies PLC	423	192,444
Uber Technologies *	589	41,442

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — continued
Industrials — continued
Union Pacific	1,680	$490,778
United Parcel Service, Cl B	970	101,093
United Rentals	158	170,523
Vertiv Holdings, Cl A	257	62,083
Waste Management	519	117,579
WESCO International	167	57,363
Westinghouse Air Brake Technologies	410	119,253
Woodward	42	15,152
WW Grainger	92	127,164
XPO *	404	81,192
Xylem	1,955	228,676
		7,595,087
Information Technology — 18.2%
Accenture PLC, Cl A	295	48,946
Adobe *	74	18,530
Advanced Micro Devices *	693	329,972
Akamai Technologies *	679	78,207
Allegro MicroSystems *	268	11,122
Amphenol, Cl A	1,669	268,208
Analog Devices	265	97,364
Apple	9,477	2,927,540
Applied Materials	309	156,870
Applied Optoelectronics *	116	10,941
Arista Networks *	359	64,746
Astera Labs *	41	12,761
Atlassian, Cl A *	840	84,853
Autodesk *	368	86,186
Avnet	148	13,148
Bentley Systems, Cl B	2,554	90,514
Broadcom	2,558	995,778
Cadence Design Systems *	217	73,784
CCC Intelligent Solutions Holdings *	4,111	25,036
Ciena *	120	45,246
Cisco Systems	1,798	208,550
Cloudflare, Cl A *	1,138	317,479
Cognex	1,523	99,361
Coherent *	39	10,253
CommVault Systems *	191	22,500
CoreWeave, Cl A *	1,123	80,598
Corning	329	45,484

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — continued
Information Technology — continued
Credo Technology Group Holding *	59	$12,213
Crowdstrike Holdings, Cl A *	5,081	969,760
Datadog, Cl A *	2,042	547,195
Dell Technologies, Cl C	106	42,969
DigitalOcean Holdings *	120	14,100
Diodes *	116	9,549
Dynatrace *	1,943	86,114
Elastic *	1,270	83,553
Fabrinet *	25	10,885
Flex *	1,488	169,260
Fortinet *	3,378	547,067
Gen Digital	2,884	79,166
GLOBALFOUNDRIES	2,266	113,277
Hewlett Packard Enterprise	419	20,070
HubSpot *	382	90,672
Intel *	1,352	121,950
International Business Machines	504	112,720
Intuit	290	91,660
Jabil	396	124,760
Keysight Technologies *	482	153,797
KLA	524	95,798
Lam Research	488	142,994
Lumentum Holdings *	46	32,841
MACOM Technology Solutions Holdings *	36	9,052
Manhattan Associates *	550	105,248
Marvell Technology	493	92,467
MaxLinear, Cl A *	220	14,700
Micron Technology	494	406,577
Microsoft	6,869	3,192,162
MongoDB, Cl A *	221	74,583
Monolithic Power Systems	9	12,834
Motorola Solutions	631	274,958
NVIDIA	23,639	4,745,529
Okta, Cl A *	887	125,892
ON Semiconductor *	1,828	149,183
Oracle	1,096	142,338
Palantir Technologies, Cl A *	1,330	163,670
Palo Alto Networks *	4,066	1,349,221
QUALCOMM	589	86,942
Rambus *	139	12,653

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — continued
Information Technology — continued
Roper Technologies	267	$104,656
Rubrik, Cl A *	1,009	73,011
SailPoint *	2,827	47,409
Salesforce	515	94,770
Sandisk *	45	54,667
Sanmina *	57	10,577
Seagate Technology Holdings PLC	25	21,403
SentinelOne, Cl A *	1,668	31,792
ServiceNow *	193	21,467
SiTime *	22	11,774
Snowflake, Cl A *	354	103,821
STMicroelectronics	185	9,692
Synopsys *	627	243,753
Teledyne Technologies *	175	114,725
Texas Instruments	325	89,616
Twilio, Cl A *	358	70,651
Tyler Technologies *	276	85,450
Varonis Systems, Cl B *	2,480	99,076
Viavi Solutions *	299	11,048
Vishay Intertechnology	229	7,836
Western Digital	149	81,181
Zscaler *	797	120,506
		22,363,237
Materials — 1.3%
Air Products and Chemicals	69	20,347
AptarGroup	199	26,658
Commercial Metals	1,201	82,533
Corteva	234	18,418
CRH PLC	1,262	119,903
Dow	606	18,356
Ecolab	80	22,210
Freeport-McMoRan	5,557	348,035
International Paper	541	22,089
Linde PLC	466	222,925
Martin Marietta Materials	189	99,251
Newmont	332	31,112
Nucor	560	144,082
PPG Industries	549	60,675
Southern Copper	953	174,123
Steel Dynamics	495	124,374

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — continued
Materials — continued
Vulcan Materials	352	$94,537
		1,629,628
Real Estate — 1.7%
American Tower ‡	1,325	229,702
Brixmor Property Group ‡	818	25,775
BXP ‡	348	24,402
CBRE Group, Cl A *	158	23,196
Crown Castle ‡	1,248	95,222
Digital Realty Trust ‡	1,245	234,707
EastGroup Properties ‡	427	89,247
Equinix ‡	325	331,266
Federal Realty Investment Trust ‡	253	31,395
Iron Mountain ‡	1,002	122,565
Lineage ‡	374	15,846
Prologis ‡	4,028	582,489
Public Storage ‡	115	37,280
Regency Centers ‡	348	27,941
Rexford Industrial Realty ‡	650	24,551
SBA Communications, Cl A ‡	375	67,868
STAG Industrial ‡	1,951	74,645
Ventas ‡	187	17,486
Welltower ‡	157	36,807
		2,092,390
Utilities — 1.2%
Alliant Energy	427	30,223
Ameren	1,073	117,612
American Electric Power	243	31,068
American Water Works	247	33,140
Atmos Energy	184	31,791
CenterPoint Energy	728	30,605
CMS Energy	425	30,596
Consolidated Edison	292	31,784
Constellation Energy	747	196,274
Dominion Energy	456	31,541
DTE Energy	212	30,076
Duke Energy	392	49,169
Edison International	1,658	121,647
Entergy	611	65,756
Evergy	922	76,535

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

COMMON STOCK — continued
	Shares	Value
United States — continued
Utilities — continued
Eversource Energy	449	$32,144
Exelon	686	31,432
FirstEnergy	674	32,561
NextEra Energy	898	78,054
NiSource	1,747	77,619
NRG Energy	234	31,424
Oklo, Cl A *	420	16,309
PG&E	3,455	60,048
PPL	880	30,985
Public Service Enterprise Group	717	54,980
Sempra	344	30,461
Southern	335	31,671
Vistra	193	28,601
WEC Energy Group	276	30,200
Xcel Energy	399	31,202
		1,505,508
Total United States		56,917,842

TOTAL COMMON STOCK
(Cost $70,632,696)		97,486,846

CORPORATE OBLIGATIONS — 5.4%
	Face Amount(1)
Australia — 0.3%
NCIG Holdings Pty
12.500%, 08/26/2031(A)	$300,000	310,577
NSW Electricity Networks Finance Pty MTN
6.296%, BBSW3M + 2.200%, 11/20/2055(B) AUD	100,000	68,390
		378,967
China — 0.6%
Fortune Star BVI
8.500%, 05/19/2028	275,000	279,675
Greentown China Holdings
8.450%, 02/24/2028	200,000	202,530
Longfor Group Holdings
3.375%, 04/13/2027	200,000	192,645
		674,850
Hong Kong — 1.2%
Cas Capital No. 2
6.250%, H15T5Y + 2.533%, (B) (C)	200,000	199,119

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)	Value
Hong Kong — continued
Champion MTN
2.950%, 06/15/2030	$200,000	$177,081
CS Treasury Management Services P
9.000%, (C) (D)	220,000	225,743
Elect Global Investments
4.850%, (C)	400,000	296,779
Melco Resorts Finance
5.750%, 07/21/2028	200,000	198,229
NWD MTN
8.625%, 02/08/2028	200,000	193,208
PCPD Capital MTN
7.500%, 05/15/2029	200,000	198,970
		1,489,129
India — 1.1%
Clean Renewable Power Mauritius Pte
4.250%, 03/25/2027	147,000	144,961
Greenko Power II
4.300%, 12/13/2028	215,250	206,092
IIFL Finance
7.600%, 07/10/2030(D)	200,000	198,056
India Cleantech Energy
4.700%, 08/10/2026	82,375	82,164
Muthoot Finance MTN
6.375%, 04/23/2029	200,000	199,662
ReNew Wind Energy AP2
4.500%, 07/14/2028	300,000	291,057
Sammaan Capital
9.700%, 07/03/2027	200,000	205,749
		1,327,741
Indonesia — 0.2%
Indika Energy
8.750%, 05/07/2029	250,000	254,485
Japan — 0.4%
Rakuten Group
8.125%, H15T5Y + 4.250%, (B) (C)	200,000	204,412
SoftBank Group
8.250%, 10/22/2031	270,000	271,695
		476,107

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)	Value
Macau — 0.3%
Champion Path Holdings
4.850%, 01/27/2028	$200,000	$193,470
Studio City Finance
6.500%, 01/15/2028	230,000	229,307
		422,777
Mongolia — 0.5%
Development Bank of Mongolia
8.500%, 07/03/2028	200,000	207,368
Golomt Bank
7.950%, 05/14/2029(D)	200,000	200,618
Mongolian Mining
8.440%, 04/03/2030	200,000	203,435
		611,421
Nigeria — 0.1%
IHS Mauritius NG Holdco
8.000%, 09/18/2027	137,495	137,307
Singapore — 0.2%
GLP Pte
4.600%, H15T5Y + 3.725%, (B) (C)	200,000	110,713
GLP Pte
9.750%, 05/20/2028	200,000	181,195
		291,908
Thailand — 0.2%
GC Treasury Center
6.500%, H15T5Y + 2.815%, (B) (C)	200,000	196,649
United Kingdom — 0.3%
HSBC Holdings PLC
6.750%, H15T5Y + 2.914%, (B) (C)	200,000	201,053
Standard Chartered PLC
7.000%, H15T5Y + 2.873%, (B) (C) (D)	200,000	199,111
		400,164

TOTAL CORPORATE OBLIGATIONS
(Cost $6,710,920)		6,661,505

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

SOVEREIGN DEBT — 2.2%
	Face Amount(1)	Value
Japan — 2.0%
Japan Government Thirty Year Bond
3.400%, 12/20/2055 JPY	445,500,000	$2,506,874
Sri Lanka — 0.2%
Sri Lanka Government International Bond
3.600%, 02/15/2038(A) (D)	$200,000	201,200

TOTAL SOVEREIGN DEBT
(Cost $2,902,403)		2,708,074

EXCHANGE-TRADED FUND — 0.2%
	Shares
United States — 0.2%
International Equity — 0.2%
iShares MSCI Saudi Arabia ETF	5,380	198,845

TOTAL EXCHANGE-TRADED FUND
(Cost $212,460)		198,845

PREFERRED STOCK — 0.0%
Germany — 0.0%
Jungheinrich **	137	3,860

TOTAL PREFERRED STOCK
(Cost $5,404)		3,860

U.S. TREASURY OBLIGATIONS — 8.1%
	Face Amount(1)
U.S. Treasury Bills
3.792%, 10/27/2026(E)	$3,000,000	2,974,071
3.658%, 09/10/2026(E)	3,479,000	3,465,670
3.627%, 08/04/2026(E)	3,466,000	3,465,653
3.624%, 09/01/2026(E)	80,000	79,766

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $9,982,561)		9,985,160

TOTAL INVESTMENTS — 95.2%
(Cost $90,446,444)		$117,044,290

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

Percentages are based on Net Assets of $122,903,297.

‡	Real Estate Investment Trust.
*	Non-income producing security.
**	There is currently no rate available.
(1)	In U.S. dollars unless otherwise indicated.
(A)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on July 31, 2026. The coupon on a step bond changes on a specified date.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Perpetual security with no stated maturity date.
(D)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". The total value of such securities as of July 31, 2026 was $1,024,728 and represents 0.83% of Net Assets.
(E)	Interest rate represents the security’s effective yield at the time of purchase.

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

ADR — American Depositary Receipt

AUD — Australian Dollar

BBSW3M — 3-Month Bank Bill Swap Rate

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CHF — Swiss Franc

CNH — Chinese Yuan Offshore

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

H15T5Y — Harmonized Index of Consumer Prices 5 Year

HUF — Hungarian Forint

INR — Indian Rupee

KRW — Korean Won

JPY — Japanese Yen

MTN — Medium Term Note

MXN — Mexican Peso

PLC — Public Limited Company

Pty — Proprietary

REIT — Real Estate Investment Trust

S&P — Standard & Poor's

SGD — Singapore Dollar

TOPIX — Tokyo Price Index

TSX — Toronto Stock Exchange

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

A list of the outstanding forward foreign currency contracts held by the Fund at July 31, 2026, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	09/16/26	EUR	1,386,000	USD	1,584,935	$(16,405)
Morgan Stanley	09/16/26	USD	344,483	EUR	301,000	3,282
Morgan Stanley	09/16/26	USD	160,611	CAD	227,000	1,661
Morgan Stanley	09/16/26	USD	1,138,516	JPY	182,542,000	13,175
Morgan Stanley	09/16/26	KRW	949,096,000	USD	616,929	(41,132)
Morgan Stanley	09/16/26	GBP	987,000	USD	1,303,335	(26,863)
Morgan Stanley	09/16/26	USD	13,206,396	EUR	11,386,000	(51,369)
Morgan Stanley	09/16/26	USD	2,064,781	GBP	1,541,000	12,054
Morgan Stanley	09/16/26	AUD	264,000	USD	186,408	807
Morgan Stanley	09/16/26	SGD	160,000	USD	125,604	407
Morgan Stanley	09/16/26	JPY	407,211,000	USD	2,556,581	(12,586)
Morgan Stanley	09/16/26	USD	294,389	AUD	419,000	181
Morgan Stanley	09/16/26	USD	661,937	CHF	522,000	(12,834)
Morgan Stanley	09/16/26	USD	1,160,928	CNH	7,812,000	28
Morgan Stanley	09/16/26	USD	1,364,410	SGD	1,743,000	(548)
Morgan Stanley	09/16/26	USD	2,499,504	BRL	13,239,000	82,270
Morgan Stanley	09/16/26	USD	1,353,140	CAD	1,880,000	(9,216)
Morgan Stanley	09/16/26	USD	1,242,139	HUF	384,513,000	(29,416)
Morgan Stanley	09/16/26	INR	214,978,000	USD	2,229,045	(14,460)
Morgan Stanley	09/17/26	USD	2,323,103	MXN	40,829,000	24,520
						$(76,444)

THE ADVISORS’ INNER CIRCLE FUND III

PINEBRIDGE DYNAMIC

ASSET ALLOCATION FUND

JULY 31, 2026 (UNAUDITED)

The open futures contracts held by the Fund at July 31, 2026, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount †	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro-BUXL	21	9/8/26	$2,668,090	$2,562,553	$(81,994)
Long GILT 10-Year Bonds	20	9/28/26	2,360,994	2,331,330	(36,212)
S&P 500 Index E-Mini	3	9/18/26	1,118,812	1,127,887	9,075
S&P TSX 60 Index	2	9/17/26	584,046	594,785	12,117
STOXX Europe 600	67	9/18/26	2,466,780	2,512,143	40,873
TOPIX Index	9	9/10/26	2,190,239	2,255,020	46,378
U.S. 5-Year Treasury Note	45	9/30/26	4,825,634	4,768,945	(56,689)
U.S. Ultra Long Treasury Bond	23	9/21/26	2,601,643	2,522,812	(78,831)
Ultra 10-Year U.S. Treasury Notes	59	9/21/26	6,516,365	6,472,485	(43,880)
			$25,332,603	$25,147,960	$(189,163)
Short Contracts
Euro STOXX 50	(22)	9/18/26	$(1,582,219)	$(1,616,785)	$(40,233)
FTSE 100 Index	(3)	9/18/26	(420,811)	(439,298)	(16,153)
FTSE China A50	(91)	8/28/26	(1,356,937)	(1,347,346)	9,591
IFSC Nifty50 Index	(49)	8/25/26	(2,336,229)	(2,395,904)	(59,675)
MSCI EAFE Index	(10)	9/18/26	(1,582,474)	(1,591,150)	(8,676)
MSCI Emerging Markets Index	(68)	9/18/26	(5,918,448)	(5,583,820)	334,628
S&P 500 Index E-Mini	(13)	9/18/26	(4,848,098)	(4,887,512)	(39,414)
TOPIX Index	(22)	9/10/26	(5,355,194)	(5,512,272)	(112,094)
			$(23,400,410)	$(23,374,087)	$67,974
			$1,932,193	$1,773,873	$(121,189)

†	The foreign exchange rate for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened.

PBI-QH-001-2100